UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [X]; Amendment Number: 9
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48306


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 80

Form 13F Information Table Value Total: 137489 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         COM              002896207     1062    19175 SH       SOLE                    19175
ACTIVISION INC                 COM              004930202      819    71988 SH       SOLE                    71368               620
ADOBE SYSTEMS INCORPORATED     COM              00724F101      499    16450 SH       SOLE                    16200               250
AFFILIATED MANAGERS GROUP      COM              008252108     1433    16497 SH       SOLE                    16060               437
ALEXANDER & BALDWIN INC.       COM              014482103      422     9540 SH       SOLE                     9540
ALLSTATE CORPORATION           COM              020002101     1297    23700 SH       SOLE                    23550               150
ALTRIA GROUP, INC.             COM              02209S103     1296    17650 SH       SOLE                    17375               275
ANADARKO PETROLEUM CORP.       COM              032511107     1000    20970 SH       SOLE                    20850               120
APPLE COMPUTER INC             COM              037833100      420     7350 SH       SOLE                     7200               150
AT&T Inc.                      COM              00206R102     1232    44175 SH       SOLE                    44175
BANK OF AMERICA CORP           COM              060505104      578    12025 SH       SOLE                    11525               500
BEAR STEARNS COS INC           COM              073902108     1580    11280 SH       SOLE                    11105               175
BIOGEN IDEC INC                COM              09062X103     1379    29790 SH       SOLE                    29275               515
CADBURY SCHWEPPES ADR          COM              127209302      907    23375 SH       SOLE                    23375
CENTERPOINT ENERGY INC         COM              15189T107      778    62250 SH       SOLE                    62250
CENTEX CORP                    COM              152312104      963    19165 SH       SOLE                    18950               215
CEPHALON INC                   COM              156708109     1183    19700 SH       SOLE                    19700
CHINA MOBILE LTD - SP ADR      COM              16941M109      386    13500 SH       SOLE                    13500
CISCO SYS INC COM              COM              17275R102     1047    53620 SH       SOLE                    52750               870
CITIGROUP                      COM              172967101      775    16075 SH       SOLE                    15475               600
CMS ENERGY CORP                COM              125896100      778    60200 SH       SOLE                    60200
COMCAST CORP-SPECIAL CL A      COM              20030N200     1320    40280 SH       SOLE                    40280
COMERICA INC COM               COM              200340107     1100    21175 SH       SOLE                    20750               425
CONOCOPHILLIPS                 COM              20825C104     1682    25675 SH       SOLE                    25475               200
COVENTRY HEALTH CARE INC       COM              222862104     1436    26150 SH       SOLE                    26150
DEVON ENERGY CORPORATION       COM              25179M103     1404    23255 SH       SOLE                    23025               230
DOVER CORP                     COM              260003108      494    10000 SH       SOLE                    10000
EXTREME NETWORKS INC           COM              30226D106       65    15750 SH       SOLE
FLAGSTAR BANCORP INC           COM              337930101      638    40000 SH       SOLE                    40000
FORTUNE BRANDS INC             COM              349631101     1023    14415 SH       SOLE                    14110               305
GANNETT INC COM                COM              364730101      949    16975 SH       SOLE                    16975
GENERAL ELEC CO COM            COM              369604103     1363    41375 SH       SOLE                    38125              3250
GOLDEN WEST FINL DEL COM       COM              381317106     1309    17650 SH       SOLE                    17650
HARRAHS ENTERTAINMENT          COM              413619107     1014    14250 SH       SOLE                    14250
HARVARD BIOSCIENCE INC         COM              416906105       46    10500 SH       SOLE
HESS CORPORATION               COM              42809H107     1648    31200 SH       SOLE                    31200
HEWLETT-PACKARD CO             COM              428236103      482    15225 SH       SOLE                    15225
HOME DEPOT INC COM             COM              437076102     1136    31744 SH       SOLE                    30825               919
INTEL CORP COM                 COM              458140100      888    46750 SH       SOLE                    46100               650
INTUIT INC                     COM              461202103     1284    21225 SH       SOLE                    21150                75
JOHNSON CONTROLS INC           COM              478366107     1305    15875 SH       SOLE                    15875
JPMORGAN CHASE & CO            COM              46625H100     1522    36239 SH       SOLE                    34094              2145
LEHMAN BROS HLDGS INC COM      COM              524908100     1289    19800 SH       SOLE                    19800
LONE STAR TECHNOLOGIES         COM              542312103     1187    21990 SH       SOLE                    21990
MERCK & CO INC COM             COM              589331107     1464    40200 SH       SOLE                    39875               325
MERIDIAN RESOURCE CORP         COM              58977Q109       42    12000 SH       SOLE
MICROSOFT CORP COM             COM              594918104      976    41920 SH       SOLE                    38700              3220
MOVIE GALLERY INC              COM              624581104       99    16000 SH       SOLE
NORTHGATE MINERALS CORP        COM              666416102       60    16500 SH       SOLE
OMEGA PROTEIN CORP             COM              68210P107       63    11000 SH       SOLE
OMNICARE                       COM              681904108     1166    24600 SH       SOLE                    24400               200
OPTIMAL GROUP INC              COM              68388r208      647    47900 SH       SOLE                    43150
ORACLE CORPORATION             COM              68389X105      753    52030 SH       SOLE                    52030
PFIZER INC                     COM              717081103      636    27140 SH       SOLE                    25825              1315
PROCTER & GAMBLE CO COM        COM              742718109     1289    23200 SH       SOLE                    20065              3135
QUALCOMM INC                   COM              747525103      520    13000 SH       SOLE                    13000
RAMBUS INC                     COM              750917106      918    40275 SH       SOLE                    39950               325
SIRIUS SATELLITE RADIO, INC    COM              82966u103     1024   215725 SH       SOLE                   214050              1675
SPRINT CORP                    COM              852061100      219    10993 SH       SOLE                     7081              3912
STEWART ENTERPRISES INC        COM              860370105       71    12500 SH       SOLE
TELECOMMUNICATIONS SYSTEMS-A   COM              87929J103       27    11500 SH       SOLE
UNITED TECHNOLOGIES  CORP      COM              913017109      602     9500 SH       SOLE                     9500
USG CORPORATION                COM              903293405      876    12025 SH       SOLE                    12025
VALERO ENERGY CORP             COM              91913Y100      625     9400 SH       SOLE                     9150               250
VERISIGN INC                   COM              92343E102     1327    57275 SH       SOLE                    56275              1000
VERIZON COMMUNICATIONS         COM              92343V104     1166    34840 SH       SOLE                    34225               615
WELLPOINT INC                  COM              94973V107     1242    17075 SH       SOLE                    17075
YAK COMMUNICATIONS INC         COM              984208207       29    10000 SH       SOLE
ENERGY SELECT SPDR                              81369Y506      374     6600 SH       SOLE                     6275               325
RUSSELL 1000 INDEX                              464287622    13485   195166 SH       SOLE                    13196              4970
RUSSELL 1000 VALUE INDEX FUND                   464287598      799    10937 SH       SOLE                     5082              5855
RUSSELL 2000 GROWTH INDEX FUND                  464287648      219     2990 SH       SOLE                     1140              1850
RUSSELL 2000 SMALL CAP INDEX F                  464287655      569     7934 SH       SOLE                     4384              3550
RUSSELL 2000 VALUE INDEX FUND                   464287630      828    11450 SH       SOLE                     6750              4700
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      287     3000 SH       SOLE                                       3000
RUSSELL MIDCAP INDEX FUND                       464287499     9990   108890 SH       SOLE                    12135              3255
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     7990    60460 SH       SOLE                     3960              1500
DFA U.S. LARGE CAP VALUE FUND                   233203827    16348 699272.173SH      SOLE                42278.495          3869.876
DFA U.S. MICRO CAP FUND                         233203504    10594 676084.790SH      SOLE                44270.706          1720.012
DFA U.S. SMALL CAP VALUE FUND                   233203819    15702 534660.000SH      SOLE                29245.940          1686.625